Earnings Per Share (Tables)	Nov. 18, 2019
Earnings Per Share [Abstract]
Earnings Per Share Computation
The following table presents the calculation of Dominion Energy’s basic and diluted EPS:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018

(millions, except EPS)

Net income attributable to Dominion Energy	$975	$854	$349	$1,806

Series A Preferred Stock dividends	(7)	—	(8)	—

Net income attributable to Dominion Energy - Basic	968	854	341	1,806

Dilutive effect of Series A Preferred Stock	(13)	—	(26)	—

Net income attributable to Dominion Energy - Diluted	955	854	315	1,806

Average shares of common stock outstanding – Basic	813.0	653.9	802.9	652.4

Net effect of dilutive securities	—	1.0	0.1	0.4

Average shares of common stock outstanding – Diluted	813.0	654.9	803.0	652.8

Earnings Per Common Share – Basic	$1.19	$1.31	$0.42	$2.77

Earnings Per Common Share – Diluted	$1.17	$1.30	$0.39	$2.77